UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Matrix Asset Advisors, Inc.

                                 Address: 747 Third Avenue, 31st Floor
                                          New York, NY 10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                2/11/03
------------------------        -------------------         --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  __________________________

Form 13F Information Table Entry Total: ______________________

Form 13F Information Table Value Total: ______________________

List of Other Included Managers:


No.  13F File Number                                         Name

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

                          Matrix Asset Advisors, Inc.
                                    FORM 13F
                               December 31, 2002

                                                                                                             Voting Authority
                                  Title                                                                  --------------------------
                                    of                 Value    Shares/ Sh/  Put/  Invstmt    Other
Name of Issuer                    class  CUSIP       (x$1000)   Prn Amt Prn  Call  Dscretn   Managers     Sole   Shared       None
------------------------------    -----  ---------   -------   -------- ---  ----  -------   --------    ------ --------   --------
3M Company                        COM    88579y101       216       1750 SH         Sole                                        1750
AOL Time Warner                   COM    00184a105       383      29229 SH         Sole                                       29229
Abbott Laboratories               COM    002824100     14165     354114 SH         Sole                   64850              289264
Adaptec Inc.                      COM    00651F108     11477    2031269 SH         Sole                  355000             1676269
Advanced Micro Devices Inc        COM    007903107      6573    1017475 SH         Sole                  202400              815075
American Express Co.              COM    025816109     13635     385709 SH         Sole                   46550              339159
American International Group I    COM    026874107     20859     360573 SH         Sole                   17500              343073
American Power Conversion         COM    029066107     16343    1078760 SH         Sole                  197100              881660
Ametek, Inc.                      COM    031100100       235       6100 SH         Sole                                        6100
Amgen                             COM    031162100      6241     129100 SH         Sole                                      129100
BP PLC - ADR                      COM    055622104       227       5574 SH         Sole                                        5574
Bank of America Corp.             COM    060505104     21610     310626 SH         Sole                   28300              282326
Bank of New York                  COM    064057102      8786     366678 SH         Sole                   46050              320628
Baxter Int'l Inc.                 COM    071813109     10159     362830 SH         Sole                   76850              285980
Bellsouth Corp.                   COM    079860102       377      14574 SH         Sole                                       14574
Belvedere Resources, Ltd.         COM    080903107         4      10000 SH         Sole                                       10000
Berkshire Hathaway - Class B      COM    084670207      1425        588 SH         Sole                                         588
Biomet                            COM    090613100       451      15750 SH         Sole                                       15750
Boston Scientific                 COM    101137107      3198      75220 SH         Sole                                       75220
Bristol-Myers                     COM    110122108      7523     324980 SH         Sole                   60400              264580
CVS Corp.                         COM    126650100     13687     548148 SH         Sole                  110400              437748
Cardinal Health                   COM    14149Y108      3621      61170 SH         Sole                                       61170
Chubb Corp.                       COM    171232101       474       9077 SH         Sole                                        9077
Cisco Systems Inc                 COM    17275R102       198      15145 SH         Sole                                       15145
Citigroup                         COM    172967101     34008     966408 SH         Sole                   73250              893158
Coca Cola                         COM    191216100      1153      26290 SH         Sole                                       26290
Comerica Bank                     COM    200340107      9287     214779 SH         Sole                   27600              187179
Computer Sciences Corp.           COM    205363104      8185     237605 SH         Sole                   36550              201055
Conceptus Inc                     COM    206016107       751      62710 SH         Sole                                       62710
Dollar General                    COM    256669102      6641     555715 SH         Sole                   93300              462415
Electronic Data Systems           COM    285661104      1678      91060 SH         Sole                    3200               87860
Enviornmental Energy Service      COM    29406q101         0      10000 SH         Sole                                       10000
Exxon Mobil Corporation           COM    30231g102      2058      58912 SH         Sole                                       58912
Federal Natl. Mortgage Assn.      COM    313586109      9896     153833 SH         Sole                                      153833
First Place Financial Corp.       COM    33610t109       440      26445 SH         Sole                                       26445
Fleet Boston Financial Corp       COM    339030108     10650     438267 SH         Sole                   60450              377817
Forest Laboratories Inc           COM    345838106      3200      32580 SH         Sole                                       32580
Freddie Mac                       COM    313400301      9902     167680 SH         Sole                   29600              138080
Gap Inc.                          COM    364760108     15752    1014944 SH         Sole                  196300              818644
Genentech Inc.                    COM    368710406       583      17580 SH         Sole                                       17580
General Electric Co.              COM    369604103     13407     550589 SH         Sole                   79250              471339
Goldman Sachs Group, Inc.         COM    38141G104      2920      42875 SH         Sole                                       42875
Guidant Corp.                     COM    401698105     14340     464820 SH         Sole                   87500              377320
Hartford Financial Services Gr    COM    416515104      3182      70035 SH         Sole                                       70035
Health Management Assoc.          COM    421933102      2187     122200 SH         Sole                                      122200
Home Depot                        COM    437076102       263      10949 SH         Sole                                       10949
Human Genome Therapeutics         COM    444903108       680      77240 SH         Sole                                       77240
IDEC Pharmaceuticals Corp.        COM    449370105      1068      32210 SH         Sole                                       32210
Intel Corporation                 COM    458140100      6687     429500 SH         Sole                   80300              349200
International Business Machine    COM    459200101       286       3684 SH         Sole                                        3684
Interpublic Group                 COM    460690100      5745     408048 SH         Sole                  103650              304398
J. P. Morgan Chase & Co.          COM    46625H100     16800     700002 SH         Sole                   65100              634902
Johnson & Johnson                 COM    478160104     14635     272476 SH         Sole                                      272476
LAM Research Corp.                COM    512807108      6285     581950 SH         Sole                   82400              499550
Leggett & Platt Inc.              COM    524660107      6961     310200 SH         Sole                   56600              253600
Liberty Media Corp - A            COM    530718105      6508     727910 SH         Sole                  139400              588510
Lucent Technologies               COM    549463107       982     779709 SH         Sole                   30100              749609
M&T Bank                          COM    55261F104       397       5000 SH         Sole                                        5000
MBNA Corp.                        COM    55262L100      2047     107627 SH         Sole                                      107627
Manpower Inc.                     COM    56418H100      8152     255560 SH         Sole                   49750              205810
Marketing Services Inc.           COM    570907105         2      12320 SH         Sole                                       12320
Medicines Company                 COM    584688105       846      52790 SH         Sole                                       52790
Medtronic Inc.                    COM    585055106      6047     132610 SH         Sole                                      132610
Merck & Co., Inc.                 COM    589331107     21120     373080 SH         Sole                   45150              327930
Merrill Lynch & Co.               COM    590188108     17186     452852 SH         Sole                   58600              394252
MetLife Inc.                      COM    59156r108      3175     117437 SH         Sole                                      117437
Microsoft Corporation             COM    594918104      1564      30261 SH         Sole                                       30261
Morgan Stanley                    COM    617446448     21525     539195 SH         Sole                   61400              477795
Nokia Corp.                       COM    654902204      7995     515815 SH         Sole                  104400              411415
Novellus Systems                  COM    670008101     11610     413459 SH         Sole                   92850              320609
Office Depot Inc.                 COM    676220106     10152     687830 SH         Sole                  168300              519530
Orbit International Corp          COM    685559304        96      21016 SH         Sole                                       21016
PSS World Medical Inc             COM    69366a100       697     101920 SH         Sole                                      101920
Patterson - UTI Energy Inc.       COM    703481101       201       6650 SH         Sole                                        6650
Pfizer, Inc.                      COM    717081103     13834     452543 SH         Sole                                      452543
Pharmacia Corporation             COM    71713u102     13168     315029 SH         Sole                   22205              292824
SBC Communications Corp.          COM    78387G103       296      10932 SH         Sole                                       10932
Sara Lee Corporation              COM    803111103       287      12750 SH         Sole                                       12750
Schering Plough                   COM    806605101      7135     321388 SH         Sole                   71100              250288
Schlumberger Ltd.                 COM    806857108     13596     323031 SH         Sole                   58400              264631
Scios Nova Inc.                   COM    808905103       919      28210 SH         Sole                                       28210
Serono SA -ADR                    COM    81752m101       880      64860 SH         Sole                                       64860
Sky Financial Group Inc.          COM    83080p103       286      14371 SH         Sole                                       14371
Stryker Corp.                     COM    863667101      2744      40880 SH         Sole                                       40880
Sun Microsystems Inc.             COM    866810104        58      18700 SH         Sole                                       18700
Suntrust Banks Inc.               COM    867914103      1083      19022 SH         Sole                                       19022
Symbol Technologies, Inc.         COM    871508107     13213    1607400 SH         Sole                  286000             1321400
Texas Instruments                 COM    882508104       209      13915 SH         Sole                                       13915
Travelers Property Casualty Co    COM    89420G109      2144     146372 SH         Sole                                      146372
Travelers Property Casualty Co    COM    89420g406       721      49201 SH         Sole                                       49201
Trimeris Inc                      COM    896263100       935      21650 SH         Sole                                       21650
UnitedHealth Group Inc.           COM    91324p102      3290      39400 SH         Sole                                       39400
Verizon Communications            COM    92343v104      1402      36190 SH         Sole                                       36190
Vertex Pharmaceuticals Inc        COM    92532f100       725      45710 SH         Sole                                       45710
Vishay Intertechnology            COM    928298108      7783     696142 SH         Sole                  146200              549942
Vyrex Corp.                       COM    92922E101         4      33000 SH         Sole                                       33000
Wachovia Corp.                    COM    929903102     11309     310340 SH         Sole                   26700              283640
Wal-Mart Stores, Inc.             COM    931142103       555      10982 SH         Sole                                       10982
Walt Disney Company               COM    254687106     13923     853629 SH         Sole                  167800              685829
Washington Mutual Inc.            COM    939322103      3093      89587 SH         Sole                                       89587
Wellpoint Health Networks         COM    94973h108      2767      38880 SH         Sole                                       38880
Wells Fargo Company               COM    949746101      8111     173050 SH         Sole                                      173050
Wright Medical group Inc          COM    98235t107       598      34260 SH         Sole                                       34260
Wyeth                             COM    983024100      9623     257300 SH         Sole                   48150              209150
Xoma Ltd                          COM    G9825R107       767     181300 SH         Sole                                      181300
Zimmer Holdings Inc.              COM    98956P102      1855      44680 SH         Sole                                       44680
Alt Health Care Systems                  021452107         0      15000 SH         Sole                                       15000
Bradford & Bingley PLC                   G1288A101        45      10000 SH         Sole                                       10000
E-Kong Group Ltd.                        G2952Q109         0      12500 SH         Sole                                       12500
FEOCII Subscription Agreement            8324009         100     100000 SH         Sole                                      100000
Gulf International Minerals (C           402290100        21      50000 SH         Sole                                       50000
International Meta Systems               45986b108         0      25830 SH         Sole                                       25830
Prism Support Hldgs LLC                  3030551           0     250000 SH         Sole                                      250000
Oppenheimer Strategic Income F           68380K102        75  20089.711 SH         Sole                                   20089.711
Vanguard Short Term Bond Index           921937207      1502 145570.005 SH         Sole                                  145570.005
REPORT SUMMARY                    115 DATA RECORDS    630853             0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED